Financial information of the parent company (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
NET INCOME	$ 1,406,282	$ 7,024,054	$ 5,242,789
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(204,383)	(497,722)	(2,110,311)
COMPREHENSIVE INCOME	1,201,899	6,526,332	3,132,478
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
EQUITY INCOME OF SUBSIDIARIES	1,453,191	7,417,705	5,782,018
NET INCOME	1,453,191	7,417,705	5,782,018
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(201,488)	(518,799)	(2,050,374)
COMPREHENSIVE INCOME	$ 1,251,703	$ 6,898,906	$ 3,731,644